Debt - Summary of Outstanding Short Term Debt (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term Debt [Line Items]
Long-term debt, current portion term	3 years	3 years		3 years
Long-term debt, current portion	$ 1,201	¥ 7,837		¥ 7,979
Total	$ 11,316	¥ 73,837		¥ 143,979
Minimum
Short-term Debt [Line Items]
Long-term debt, current portion annual interest rates	8.45%	8.45%		8.45%
Total			¥ 1,000
Maximum
Short-term Debt [Line Items]
Long-term debt, current portion annual interest rates	14.86%	14.86%		14.86%
Total			¥ 550
East West Bank at the rate 4.75 - 5.50% [Member]
Short-term Debt [Line Items]
Short-term loans term	1 year
Short-term loan	$ 4,598	¥ 35,000		¥ 66,000
East West Bank at the rate 4.75 - 5.50% [Member] | Minimum
Short-term Debt [Line Items]
Short-term loan annual interest rates	4.75%	4.75%
East West Bank at the rate 4.75 - 5.50% [Member] | Maximum
Short-term Debt [Line Items]
Short-term loan annual interest rates	5.50%	5.50%
SPD Silicon Valley Bank at the rate 6.00% [Member]
Short-term Debt [Line Items]
Short-term loan annual interest rates	6.00%	6.00%
Short-term loans term	1 year
Short-term loan	$ 5,364	¥ 30,000		¥ 70,000
Agricultural Bank of China
Short-term Debt [Line Items]
Short-term loan annual interest rates	4.85%	4.85%
Short-term loans term	1 year
Short-term loan	$ 153	¥ 1,000